Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2022, 2023 and 2024 were as follows:

For the years ended December 31,
	2022	2023	2024
Expected volatility	47.80%~48.20%	49.00%~51.00%	57.71%~66.26%
Risk-free interest rate (per annum)	1.51%~2.94%	2.40%~2.97%	1.67%~2.24%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB19.43~RMB62.05	RMB18.80~RMB32.19	RMB11.65~RMB29.22
Fair value of share option	RMB18.39~RMB61.01	RMB18.10~RMB31.48	RMB10.93~RMB28.50

Summary of Share Option Activities

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2024:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2023	13,881,531	0.70	31.64	5.90	271,092
Granted	3,150,586	0.71	13.79
Forfeited	(137,437)	0.71	37.54
Exercised	(4,594,339)	0.71	20.04
Outstanding as of December 31, 2024	12,300,341	0.71	31.81	5.17	369,438
Vested and expect to vest as of December 31, 2024	12,300,341	0.71	31.81
Exercisable at December 31, 2024	11,259,785	0.69	34.15	4.89	338,353

Summary of Restricted Stock Option Activities

A summary of the RSUs activities for the year ended December 31, 2024 is as follows:

	Number of RSU	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2023	30,000	20.53	1.77
Granted	3,363,334	11.65	—
Vested	(2,520,001)	11.93	—
Outstanding as of December 31, 2024	873,333	12.17	0.17

Schedule of Share Based Compensation Expense

The Group recorded share-based compensation expense of RMB174,236, RMB134,402 and RMB166,741 for the years ended December 31, 2022, 2023 and 2024, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fulfillment expenses	44,408	23,390	20,649
Selling and marketing expenses	36,104	17,240	68,858
General and administrative expenses	71,696	73,156	59,630
Technology and content expenses	22,028	20,616	17,604